Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
4.6 Earnings per share
Basic earnings per share ("EPS") is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would have been outstanding when assuming the conversion of all potentially dilutive share-based awards. Dilutive effects arise from equity settled shares associated with share-based compensation.

	2024	2024	2023	2023	2022	2022
	Class A	Class B	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	288,465,380	345,437,500	284,262,802	345,437,500	282,195,495	345,437,500
Weighted number of shares with dilutive effects	3,787,481	12,822,456	3,306,122	11,446,403	2,354,500	6,891,423
Weighted number of outstanding shares (diluted and undiluted)	292,252,861	358,259,956	287,568,924	356,883,903	284,549,995	352,328,923

Net income (CHF in millions)	216.3	25.9	70.9	8.6	51.4	6.3
Basic EPS (CHF)	0.75	0.07	0.25	0.02	0.18	0.02
Diluted EPS (CHF)	0.74	0.07	0.25	0.02	0.18	0.02